September 11, 2014

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	SSgA Master Trust: Amendment No. 6 to the Registration Statement on Form N-1A
(File No. 811-22705)

Dear Sir or Madam:

On behalf of our client, SSgA Master Trust (the “Trust”), we are filing, under the Investment Company Act of 1940, as amended (the “1940 Act”), Amendment No. 6 to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto (“Amendment No. 6”). The purpose of Amendment No. 6 is to introduce a new series of the Trust, the SSgA Risk Aware Portfolio, which is a master fund in a master-feeder investment structure.

Please contact me at (202) 373-6799 with your questions or comments.

Sincerely,

/s/ W. John McGuire

    W. John McGuire

Enclosures